Annual Total Returns - Automotive Portfolio [BarChart] - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-21 - Automotive Portfolio - Automotive Portfolio-Default	Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	26.17%
Annual Return 2013	46.67%
Annual Return 2014	2.79%
Annual Return 2015	0.17%
Annual Return 2016	(5.83%)
Annual Return 2017	23.95%
Annual Return 2018	(13.54%)
Annual Return 2019	28.87%
Annual Return 2020	62.44%
Annual Return 2021	29.03%